UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850
Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.99%
Corporate Revenue Bonds – 9.05%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	4,145,000	$4,059,323
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	8,118,010
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,250,766
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,153,380
6.25% 6/1/24	6,810,000	6,842,552
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	1,500,000	869,685
Lower Alabama Gas District
Series A 5.00% 9/1/46	2,050,000	2,671,314
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,514,682
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,572,999
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)●	2,000,000	2,043,600
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,126,340
Ohio State Air Quality Development Authority Revenue
(First Energy Generation) Series A 5.70% 8/1/20	1,585,000	1,741,915
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,195,420
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 5.00% 6/1/41	4,765,000	4,640,300
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,206,452
		51,006,738
Education Revenue Bonds – 9.55%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,738,509

NQ-011 [5/16] 7/16 (17020)     1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	3,000,000	$3,260,760
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,685,000	2,684,893
Louisiana Public Facilities Authority Revenue
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	1,875,000	2,257,556
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	3,300,000	3,479,355
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,892,150
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,724,400
Series A 5.50% 11/15/36	4,515,000	5,044,926
Missouri State Health & Educational Facilities Authority
Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,374,550
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,743,196
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	6,000,000	6,291,420
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,578,944
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,759,350
		53,830,009
Electric Revenue Bonds – 4.47%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,772,550
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	4,040,000	4,856,807
5.25% 2/1/24	7,000,000	8,894,620

2     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	$5,637,661
		25,161,638
Healthcare Revenue Bonds – 12.13%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,245,620
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	4,360,000	4,920,609
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,447,164
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,180,381
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,844,656
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,408,480
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,158,667
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,847,850
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,669,836
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,526,300
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	324,815
Series A1 5.00% 7/1/46	770,000	878,293
Series A1 5.00% 7/1/51	770,000	871,070
Series B 4.25% 7/1/36	465,000	484,953
Series B 4.75% 7/1/51	925,000	985,532
Series B 5.00% 7/1/46	770,000	857,357
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,459,543
6.50% 12/1/21	2,745,000	3,046,895

NQ-011 [5/16] 7/16 (17020)     3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	$1,662,217
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,295,664
Ohio State Higher Educational Facility Community
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,142,700
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,064,080
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.75% 7/1/21 (NATL-RE)^	2,000,000	1,733,320
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	146,699
Series A 7.50% 6/1/49	610,000	753,929
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,684,335
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,699,920
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	1,880,000	2,235,358
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,094,500
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 @	2,900,000	2,682,877
		68,353,620
Housing Revenue Bonds – 0.91%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,605,000	5,128,450
		5,128,450
Lease Revenue Bonds – 3.66%
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	818,849
Series GG 5.75% 9/1/23	100,000	112,006
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,561,314
Series B 5.50% 6/15/31	5,000,000	5,573,050

4     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	$5,477,500
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,311,340
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,767,040
		20,621,099
Local General Obligation Bonds – 6.92%
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,641,812
5.00% 8/15/26 (PSF)	1,000,000	1,145,410
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,233,725
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	7,222,122
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,026,304
Series I-1 5.375% 4/1/36	4,125,000	4,638,067
Subseries D-1 5.00% 10/1/36	6,500,000	7,628,985
Raleigh, North Carolina
Series A 5.00% 9/1/26	8,000,000	10,479,280
		39,015,705
Pre-Refunded/Escrowed to Maturity Bonds – 13.97%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,475,865
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	4,750,196
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,966,700
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,258,172
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,293,626
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,826,352
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	85,000

NQ-011 [5/16] 7/16 (17020)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	$6,260,009
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35-19§	865,000	980,997
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,567,720
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,821,967
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,740,851
New Jersey Economic Development Authority
(School Facilities Construction)
5.00% 9/1/18	2,120,000	2,315,528
Series G 5.75% 9/1/23-21§	900,000	1,083,672
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,708,970
New York City, New York
Series I-1 5.375% 4/1/36-19§	875,000	983,631
New York City, New York Water & Sewer System
(Fiscal 2009) Series A 5.75% 6/15/40-18§	910,000	1,001,664
New York Dormitory Authority Revenue Non State
Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37-19§	3,000,000	3,396,810
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,168,502
(Second Tier) Series F 5.75% 1/1/38-18§	6,130,000	6,604,891
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	17,020,668
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	900,000	974,835
Wisconsin Housing & Economic Developing Authority
Revenue
6.10% 6/1/21-17 (FHA)§	390,000	411,306
		78,697,932
Special Tax Revenue Bonds – 11.17%
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,600,789

6     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
Revenue Senior
5.00% 12/1/35 (SGI)	1,305,000	$1,318,128
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	1,640,000	1,440,133
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,744,197
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	3,096,825
Missouri State Environmental Improvement & Energy
Resources Authority
(State Revolving Fund Project) Series A
6.05% 7/1/16 (AGM)	20,000	20,098
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,591,209
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	2,949,004
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,160,020
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,913,800
Series C 5.25% 11/1/25	6,000,000	7,096,140
Series D 5.00% 2/1/26	3,000,000	3,487,470
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38	6,000,000	6,695,640
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	915,000	996,700
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	590,000	447,716
(Sales Tax - Vacation Village Project A) Series A
5.75% 9/1/32	1,365,000	1,399,521
		62,957,390
State General Obligation Bonds – 8.02%
California State
5.25% 11/1/40	3,795,000	4,482,920
Various Purposes
5.00% 9/1/22	2,180,000	2,655,305
5.00% 11/1/43	3,000,000	3,590,010
6.00% 4/1/38	4,060,000	4,636,682

NQ-011 [5/16] 7/16 (17020)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
Various Purposes
6.50% 4/1/33	2,570,000	$2,974,826
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,931,019
Maryland State
Series A 5.00% 8/1/23	5,000,000	6,247,100
Minnesota State
Various Purpose Series A 5.00% 8/1/23	4,500,000	5,611,950
North Carolina State Public Improvement
Series A 5.00% 5/1/20	5,000,000	5,771,150
Washington State
Series C 5.00% 2/1/28	5,000,000	6,291,500
		45,192,462
Transportation Revenue Bonds – 14.36%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	2,450,000	2,925,790
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,791,324
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,565,651
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	6,081,050
Series E 5.00% 1/1/45	3,000,000	3,502,890
New York Transportation Development
(Laguardia Airport Term B) Series A 5.25% 1/1/50 (AMT)	4,000,000	4,573,760
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,896,650
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	443,701
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	2,059,758
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,886,320
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,561,826
6.50% 12/1/28	5,500,000	5,547,245
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,869,431

8     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/40 (AMT)	620,000	$718,679
5.00% 12/31/45 (AMT)	620,000	710,917
5.00% 12/31/50 (AMT)	930,000	1,062,246
5.00% 12/31/55 (AMT)	930,000	1,058,145
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,846,113
7.50% 6/30/33	1,560,000	1,911,624
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,092,381
6.875% 12/31/39	5,500,000	6,482,135
7.00% 12/31/38 (AMT)	1,830,000	2,311,839
		80,899,475
Water & Sewer Revenue Bonds – 4.78%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,666,798
Kansas, Missouri Sanitary Sewer System Revenue
Series A 4.00% 1/1/23	1,500,000	1,742,400
Series A 4.00% 1/1/24	2,485,000	2,920,919
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,500,000	2,810,850
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,400,205
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,326,728
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/25	1,000,000	1,265,860
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,848,950
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,471,880
5.00% 8/1/34	2,000,000	2,462,540
		26,917,130
Total Municipal Bonds (cost $502,630,053)		557,781,648

NQ-011 [5/16] 7/16 (17020)     9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.36%
Variable Rate Demand Notes – 0.36%¤
Industrial Development Authority of Phoenix, Arizona
(Mayo Clinic) Series B
0.27% 11/15/52	300,000	$300,000
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1
0.29% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	750,000	750,000
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue (Future Tax Secured)
Series A4
0.32% 11/1/43	1,000,000	1,000,000

Total Short-Term Investments (cost $2,050,000)		2,050,000

Total Value of Securities – 99.35%
(cost $504,680,053)		$559,831,648

Receivables and Other Assets Net of Liabilities – 0.65%		3,673,605
Net Assets Applicable to 46,614,838 Shares Outstanding – 100.00%		$563,505,253

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $5,790,294, which represents 1.03% of the Fund’s net assets.
@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $3,552,562, which represents 0.63% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

10     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.

NQ-011 [5/16] 7/16 (17020)     11

Notes
Delaware Tax-Free USA Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$504,680,053
Aggregate unrealized appreciation	$56,406,281
Aggregate unrealized depreciation	(1,254,686)
Net unrealized appreciation	$55,151,595

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

12     NQ-011 [5/16] 7/16 (17020)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$557,781,648
Short-Term Investments	2,050,000
Total Value of Securities	$559,831,648

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-011 [5/16] 7/16 (17020)     13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 8.61%
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,626,863
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,275,624
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,025,247
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,188,606
6.25% 6/1/24	7,500,000	7,535,850
Louisiana Public Facilities Authority
(LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#@‡	1,905,000	1,104,881
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,686,820
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,023,931
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,177,998
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,508,361
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.25% 12/1/24	3,050,000	3,647,434
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,294,834
Tobacco Settlement Financing Corporation, New Jersey
Revenue
Series 1A 4.50% 6/1/23	1,590,000	1,616,871
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,125,316
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(Celanese Project) Series A 5.00% 1/1/24 (AMT)	1,605,000	1,835,285
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,232,452
		62,906,373

NQ-037 [5/16] 7/16 (17019)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds – 5.44%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	$1,000,000
California Statewide Communities Development Authority
(CHF Irvine LLC)
5.00% 5/15/20	575,000	655,408
5.00% 5/15/21	825,000	962,305
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,484,233
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,253,560
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,434,600
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	775,000	814,703
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,962,400
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,510,180
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	625,420
Series A 5.00% 4/1/31	1,090,000	1,304,752
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,558,307
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,186,590
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,482,891
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,138,675
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,716,625

2     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$4,649,991
		39,740,640
Electric Revenue Bonds – 2.64%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,718,260
Series N 5.00% 5/1/21	3,580,000	4,250,212
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,727,820
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	710,000	726,366
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,891,680
		19,314,338
Healthcare Revenue Bonds – 9.10%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,921,314
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,973,509
California Statewide Communities Development Authority
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,948,664
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	2,685,000	2,993,560
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,736,879
Dauphin County, Pennsylvania General Authority Health
System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,885,724
Illinois Finance Authority Revenue
(Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,451,551
Series A 5.00% 11/15/33	1,450,000	1,715,611
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center)
Series A 5.00% 7/1/31	310,000	375,153
Series A 5.00% 7/1/35	1,685,000	2,002,959
Missouri State Health & Educational Facilities Authority
(Saint Lukes Health System) 4.00% 11/15/33	2,675,000	2,909,731

NQ-037 [5/16] 7/16 (17019)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	$2,731,019
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,674,640
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,219,960
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	788,533
Ohio State Higher Educational Facilities Commission
Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,050,800
Series A 5.00% 1/1/18	1,000,000	1,065,450
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project-Entrance Fee)
Series B 6.25% 6/1/23	740,000	792,718
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	4,079,186
Series C 4.50% 11/15/38 ●	2,540,000	2,944,571
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30	2,190,000	3,018,521
St. Cloud, Minnesota
(Centracare Health)
Series A 5.00% 5/1/30	1,285,000	1,577,620
Series A 5.00% 5/1/31	805,000	984,338
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 4.00% 11/15/34	1,500,000	1,643,145
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	481,827
Series A 144A 6.75% 7/1/35 #	465,000	493,797
		66,460,780
Lease Revenue Bonds – 3.94%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	690,000	742,813

4     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/35	3,000,000	$3,598,440
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,360,532
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,925,205
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,976,052
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	665,000	707,188
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,573,050
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	4,665,000	5,224,100
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,645,000	2,701,656
		28,809,036
Local General Obligation Bonds – 9.51%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,902,763
Chicago, Illinois
Series C 5.00% 1/1/26	2,245,000	2,275,622
Columbus, Ohio
Series 1 5.00% 7/1/23	2,535,000	3,156,126
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,422,913
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36
(PSF)●	6,705,000	7,990,147
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,464,380
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,507,120
Montgomery, Maryland
Series A 5.00% 11/1/28	7,255,000	9,104,517
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,674,125
Series E 5.00% 8/1/23	3,685,000	4,550,238
Subseries D-1 5.00% 10/1/30	4,000,000	4,737,480

NQ-037 [5/16] 7/16 (17019)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Raleigh, North Carolina
Series A 5.00% 9/1/24	2,500,000	$3,189,125
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	5,975,000	7,463,671
Washington County, Maryland Suburban Sanitary
Commission
(Consolidated Public Improvement) Second Series
5.00% 6/1/22	5,750,000	7,007,008
		69,445,235
Pre-Refunded/Escrowed to Maturity Bonds – 9.20%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,665,127
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,419,471
Bay Area, California Toll Bridge Authority Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,795,819
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,670,030
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,740,000	1,974,482
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,134,760
California Statewide Communities Development Authority
Revenue
(California Statewide Inland Regulatory Control Project)
5.25% 12/1/27-17§	3,605,000	3,852,700
California Statewide Communities Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23-18§	3,150,000	3,481,033
Fairfax County, Virginia Public Improvement Revenue
Series A 5.00% 4/1/20-18 (State Aid Withholding)§	5,000,000	5,384,250
Houston, Texas Refunding & Public Improvement
Series A 5.25% 3/1/28-18§	5,000,000	5,390,550
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A
5.25% 7/15/21-18 (AGC)§	2,760,000	3,018,557
Indianapolis, Indiana Airport Authority Revenue Special
Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	769,627
Metropolitan New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28-18§	2,135,000	2,426,385
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,710,000	4,206,101

6     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project) 5.00% 8/1/18	2,500,000	$2,723,650
New Jersey Economic Development Authority
(School Facilities Construction) 5.00% 9/1/18	1,820,000	1,987,859
New York State Environmental Facilities Corporation
Revenue
(Revolving Funds Pooled Financing) Series D
5.00% 9/15/23-17§	3,360,000	3,547,286
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20-18§	3,440,000	3,720,016
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	670,000	761,334
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,650,432
Texas Transportation Commission State Highway Fund
Revenue
(First Tier) 5.00% 4/1/18-17§	1,700,000	1,762,288
University of North Carolina at Chapel Hill
5.00% 12/1/31-17§	3,490,000	3,715,245
Virginia Commonwealth
Series B 5.00% 6/1/23-18§	2,000,000	2,168,420
		67,225,422
Resource Recovery Revenue Bonds – 0.03%
Jefferson County, New York Industrial Development
Agency Solid Waste Disposal Revenue
(Green Bond) 144A 5.25% 1/1/24 (AMT)#	215,000	212,583
		212,583
Special Tax Revenue Bonds – 14.59%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.00% 9/1/16	200,000	200,680
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	6,416,080
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	725,000	745,996
5.00% 5/1/34	880,000	905,828
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,712,171

NQ-037 [5/16] 7/16 (17019)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.25% 1/1/23	5,375,000	$5,868,049
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,756,157
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24	1,750,000	1,964,287
Series A 5.625% 12/1/29	1,125,000	1,265,985
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,154,953
Kansas State Department of Transportation
5.00% 9/1/29	4,000,000	5,040,720
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (AGC)	6,350,000	7,052,627
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,338,783
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	2,037,304
New Jersey State Economic Development Authority
Revenue
5.00% 6/15/22	1,750,000	1,980,090
5.00% 6/15/23	1,250,000	1,405,437
(School Facilities Construction) Series AA
5.50% 12/15/29	4,580,000	5,030,397
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,567,785
Subseries A-1 5.00% 11/1/20	2,860,000	3,335,475
Subseries C 5.00% 11/1/27	4,150,000	5,146,996
Subseries E-1 5.00% 2/1/26	4,020,000	4,847,798
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,872,400
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,827,950
Oregon State Lottery
Series C 5.00% 4/1/22	3,750,000	4,539,938
Series C 5.00% 4/1/24	3,550,000	4,468,740

8     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	$1,009,030
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	810,000	811,531
Tri-County Metropolitan Transportation District of Oregon
(Senior Lien) 2.75% 9/1/34	2,135,000	2,113,864
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	8,009,170
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien )
6.07% 6/1/21 ^	600,000	455,304
(Sales Tax - Vacation Village Project A) Series A
5.00% 9/1/27	1,695,000	1,734,748
		106,616,273
State General Obligation Bonds – 13.50%
California State
5.00% 2/1/20	4,250,000	4,857,410
Series C 5.00% 9/1/30	5,985,000	7,427,624
(Various Purposes)
5.00% 10/1/18	5,000,000	5,483,800
5.00% 11/1/19	3,000,000	3,407,460
5.00% 10/1/24	2,935,000	3,712,511
5.25% 9/1/28	7,750,000	9,294,187
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,190,280
Georgia State
Series A-1 5.00% 2/1/24	5,000,000	6,312,650
Maryland State
Series 2-C 5.00% 8/1/22	5,000,000	6,116,650
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	4,676,776
Minnesota State
(Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,277,954
Series F 5.00% 10/1/22	8,000,000	9,810,240
New York State
Series A 5.00% 2/15/28	5,000,000	5,848,850
Oregon State
Series L 5.00% 5/1/26	6,000,000	7,094,820

NQ-037 [5/16] 7/16 (17019)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	$5,271,112
Virginia Commonwealth
Series D 5.00% 6/1/19	5,715,000	6,413,659
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,966,690
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,437,309
		98,599,982
Transportation Revenue Bonds – 16.01%
Alameda Corridor, California Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/34	3,280,000	3,952,892
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,261,480
Central Texas Turnpike System
Series C 5.00% 8/15/33	1,750,000	2,054,255
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	1,520,000	1,809,302
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,386,500
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/22	680,000	693,185
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,170,940
5.00% 7/1/26	3,000,000	3,512,820
Los Angeles, California Department of Airports
Series A 4.00% 5/15/34 (AMT)	1,075,000	1,178,555
Series A 4.00% 5/15/36 (AMT)	540,000	586,656
Series A 5.00% 5/15/35 (AMT)	540,000	647,784
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,760,843
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,785,232
Metropolitan Transportation Authority, New York
Series A 5.00% 11/15/18	2,500,000	2,752,550
Series C 6.50% 11/15/28	725,000	826,043
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission
Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,125,800
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,400,627

10     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	$3,390,941
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,957,419
(Junior Lien) Series A 4.00% 1/1/37	1,250,000	1,367,588
New York Transportation Development
(Laguardia Airport Terminal B) Series A
5.00% 7/1/41 (AMT)	4,965,000	5,615,862
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/33	1,155,000	1,395,309
Series A 5.00% 1/1/34	535,000	643,792
Series A 5.00% 1/1/35	430,000	515,420
Series A 5.00% 1/1/36	805,000	961,154
(First Tier) 6.00% 1/1/20	485,000	521,637
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,262,335
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,582,325
Series A 5.00% 7/1/33	3,355,000	4,023,652
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	5,000,000	6,222,850
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,371,297
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,630,343
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,200,346
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25	2,000,000	2,369,840
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,287,049
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,442,075
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,737,375
7.50% 12/31/31	3,765,000	4,545,033
		116,949,106

NQ-037 [5/16] 7/16 (17019)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 6.27%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	3,000,000	$3,406,050
California State Department of Water Resources Center
Valley Project
Series AS 5.00% 12/1/29	2,695,000	3,375,110
Central Arizona Water Conservation District
(Central Arizona Project)
4.00% 1/1/25	600,000	709,248
5.00% 1/1/24	275,000	342,628
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,516,955
Columbus, Ohio Sewerage Revenue
(System) 5.00% 6/1/30	2,600,000	3,279,588
Fairfax, Virginia Sewer Revenue
Series A 4.00% 7/15/32	2,750,000	3,156,587
Series A 5.00% 7/15/31	710,000	904,291
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	3,730,000	4,193,788
New York State Environmental Facilities Corporation
Revenue
(State Clean Water & Drinking Water Revolving
Foundation) Series A 5.00% 6/15/22	1,405,000	1,528,781
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,344,320
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,902,347
San Antonio, Texas Water System Revenue
(Junior Lien)
Series A 5.00% 5/15/21	1,000,000	1,180,470
Series A 5.00% 5/15/22	1,765,000	2,126,084
San Francisco, California City & County Public Utilities
Commission Water Revenue
Sub Series A 5.00% 11/1/27	7,430,000	8,981,533
Southern California Water Replenishment District
5.00% 8/1/28	380,000	479,332
5.00% 8/1/29	540,000	678,056
5.00% 8/1/30	540,000	675,567
		45,780,735
Total Municipal Bonds (cost $672,890,581)		722,060,503

12     NQ-037 [5/16] 7/16 (17019)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.30%
Variable Rate Demand Notes – 0.30%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
(Allina Health System) Series B-2 0.29%
11/15/35 (LOC- JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
(Health Care Facilities - Children’s Health Care) Series B
0.33% 8/15/25 (AGM)	1,000,000	1,000,000

Total Short-Term Investments (cost $2,200,000)		2,200,000

Total Value of Securities – 99.14%
(cost $675,090,581)		724,260,503

Receivables and Other Assets Net of Liabilities – 0.86%		6,267,163
Net Assets Applicable to 59,170,399 Shares Outstanding – 100.00%		$730,527,666

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $10,510,748, which represents 1.44% of the Fund’s net assets.
@	Illiquid security. At May 31, 2016, the aggregate value of illiquid securities was $1,104,881, which represents 0.15% of the Fund’s net assets.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NQ-037 [5/16] 7/16 (17019)     13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

14     NQ-037 [5/16] 7/16 (17019)

Notes
Delaware Tax-Free USA Intermediate Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$675,090,581
Aggregate unrealized appreciation	$50,150,764
Aggregate unrealized depreciation	(980,842)
Net unrealized appreciation	$49,169,922

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-037 [5/16] 7/16 (17019)     15

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$722,060,503
Short-Term Investments	2,200,000
Total Value of Securities	$724,260,503

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

16     NQ-037 [5/16] 7/16 (17019)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: